SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Non-capital loss carry-forward	$ 313,022	$ 197,276
Equity security	8,917
Stock-based compensation	411,746
Total deferred income tax assets	733,685	197,276
Equity security		(12,230)
Less: Valuation allowance	(733,685)	(185,046)
Net deferred income tax assets